Nature of business and organization	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization

Note 1 Nature of business and organization

Fenbo Holdings Limited (the “Company”) was incorporated in the Cayman Islands on September 30, 2022 as an exempted company with limited liability. The Company conducts its primary operations of manufacture and production of premium personal care electronic appliance (such as electrical hair styling products such as hair dryers, straighteners, curlers, trimmers, etc.) through its indirectly held wholly owned subsidiaries.

Details of the Company and its subsidiaries (together the “Company” or the “Group”) are set out in the table as follows:

Name	Date of incorporation	Place of incorporation	Principal activities
Fenbo Holdings Limited	September 30, 2022	Cayman Islands	Investment holding
Rich Legend Holdings Limited (“RLHL”)	October 21, 2022	The British Virgin Islands	Intermediate holding company
Fenbo Industries Limited (“Fenbo Industries”)	June 17, 1993	Hong Kong	Intermediate holding company and trading of electronic appliance
Fenbo Plastic Products Factory (Shenzhen) Limited (“Fenbo SZ”)	October 19, 2010	People’s Republic of China (“PRC”)	Manufacture and production of electronic appliance
Able Industries Limited (“Able Industries”)	November 7, 2005	Hong Kong	Marketing

Reorganization

Immediately before a series of transactions (“Reorganization”) as detailed below, the capital structure of the Group was as follows:

	Number of ordinary shares
Shareholder	The Company	RLHL	Fenbo Industries	Fenbo SZ	Able Industries
Mr. Kin Shing Li (“Mr. Li)	10,000	1	1,999,999	-	500,000
Mr. Allan Li	-	-	1	-	-
Fenbo Industries	-	-	-	5,000,000	-
Total	10,000	1	2,000,000	5,000,000	500,000

On November 17, 2022, RLHL entered into agreements to acquire 1,999,999 ordinary shares in Fenbo Industries and 500,000 ordinary shares in Able Industries, respectively from Mr. Li in consideration of the issuance and allotment of a total of 9 shares, credited as fully paid, to Mr. Li.

On November 17, 2022, RLHL entered into an agreement to acquire 1 ordinary share in Fenbo Industries from Mr. Allan Li for a cash consideration of HK$100.

On November 18, 2022, the Company entered into an agreement to acquire 10 ordinary shares representing 100% of the issued share capital of RLHL from Mr. Li in consideration of the issuance and allotment of 9,990,000 ordinary shares of the Company, credited as fully paid, to Luxury Max Investments Limited (“LMIL”), a company incorporated in the British Virgin Islands on October 21, 2022 and wholly owned by Mr. Li. In connection with this acquisition, Mr. Li transferred 10,000 ordinary shares of the Company from Mr. Li to RLHL.

Following the above transactions, Fenbo Industries, Fenbo SZ and Able Industries have become indirectly wholly-owned subsidiaries of the Company, whereas their former majority shareholder, namely Mr. Li, has had 100% interest of the Company, through his wholly-owned investment holding company, LMIL. Upon completion of the Reorganization, the capital structure of the Group was as follows:

	Number of ordinary shares
Shareholder	The Company	RLHL	Fenbo Industries	Fenbo SZ	Able Industries
LMIL	10,000,000	-	-	-	-
The Company	-	10	-	-	-
RLHL	-		2,000,000	-	500,000
Fenbo Industries	-	-	-	5,000,000	-
Total	10,000,000	10	2,000,000	5,000,000	500,000

The Reorganization has been accounted for as a reverse acquisition whereby Fenbo Industries and Able Industries are deemed to be the accounting acquirers (legal acquirees) and the Company to be the accounting acquiree (legal acquirer). The financial statements before the Reorganization are those of Fenbo Industries and Able Industries on a combined basis with the results of the Company being consolidated from the closing date of the Reorganization. The equity section and earnings per share of the Company have been retroactively restated to reflect the reverse acquisition and no goodwill has been recorded.

On December 1, 2023 the Company closed the IPO. The offering was conducted pursuant to the Company’s registration statement and 1,000,000 shares of ordinary shares were issued at the IPO price of $5.00 per share after the offering. The Shares were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “FEBO.” On January 11, 2024, the representative of the underwriters partially exercised the over-allotment option and on January 16, 2024 purchased 62,500 ordinary shares at the IPO price of $5.00 per share.

The accompanying financial statements are presented assuming that the existing group structure was an existence at the beginning of the first period presented.